Segment reporting (Tables)	6 Months Ended
Mar. 31, 2022
Segment reporting
Schedule of revenue by major product categories

The following table presents revenue by major product categories (from third parties and related party) from the Company’s continuing operations for the six months ended March 31, 2022 and 2021, respectively:

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)
Shiitake	$10,009,944	$9,413,658
Mu Er	10,854,307	7,203,277
Cotton	10,283,106	—
Corn	10,209,876	—
Other edible fungi and other agricultural products	778,482	343,051
Total	$42,135,715	$16,959,986